Supplement dated October 19, 2004 to the

Statement of Additional Information for the Pacific Select Fund Dated May 1, 2004

      This supplement revises the Fund’s Statement of Additional Information (SAI) and restates information contained in the July 23, 2004 supplement to reflect the following:

Under ADDITIONAL INVESTMENT POLICIES OF THE PORTFOLIOS, the following changes are made:

Blue Chip and Aggressive Growth Portfolios

      The second paragraph of each Portfolio is amended by adding the following before the last sentence:

      The Portfolio will not purchase options if, at the time of investment, the aggregate premiums paid for the options will exceed 5% of the Portfolio’s assets.

International Value Portfolio

      The last two sentences of the third paragraph are deleted.

Inflation Managed Portfolio

      In the second paragraph, total return swaps are added to the list of permitted investments and the second to last sentence is replaced with the following:

      In addition, the Portfolio may invest up to 30% of its assets in foreign investments denominated in foreign currencies.

Managed Bond Portfolio

      In the first paragraph, total return swaps are added to the list of permitted investments and the second to last sentence is replaced with the following:

      In addition, the Portfolio may invest up to 30% of its assets in foreign investments denominated in foreign currencies.

Under ORGANIZATION AND MANAGEMENT OF THE FUND, the following changes are made:

      Under the subsection Management Information, the following is added:

Interested Persons

			Number of
			Portfolios
			in Fund
	Position (s) with the Fund	Principal Occupation(s) During Past 5 years	Complex
Name and Age	and Length of Time Served*	(and certain additional occupation information)	Overseen**

Sharon Pacheco Age 46	Vice President and Chief Compliance Officer since 6/04/04	Vice President and Chief Compliance Officer of Pacific Life and Pacific Life & Annuity Company (5/02 to present); Vice President and Chief Compliance Officer of Pacific Funds (6/04 to present); Vice President of Pacific Mutual Holding Company and Pacific LifeCorp (11/03 to present); Vice President of Corporate Audit (4/00 to 5/02); Assistant Vice President of Corporate Audit (11/97 to 4/00).	51

*	A trustee serves until he or she resigns, retires, or his or her successor is elected and qualified.
**	The “Fund Complex” consists of Pacific Select Fund (31 portfolios) and Pacific Funds (20 funds).

      Under the subsection Portfolio Management Agreements, the following information is added after the net fees paid or owed by Pacific Life Insurance Company (“Pacific Life”) to Goldman Sachs Asset Management, L.P. (“Goldman Sachs”) for 2003:

      Effective January 1, 2004, when determining the break point rate, the combined average daily net assets of the Short Duration Bond Portfolio and the PF Goldman Sachs Short Duration Bond Fund of Pacific Funds are aggregated.

Under PORTFOLIO TRANSACTIONS AND BROKERAGE, the following subsection is added after the Portfolio Turnover subsection:

Disclosure of Portfolio Holdings

      Effective December 1, 2004, it is the policy of the Fund and its service providers to protect the confidentiality of portfolio holdings and to prevent the selective disclosure of non-public information about the Fund’s portfolio holdings. The Fund and each of its service providers must adhere to the Fund’s policies and procedures on disclosure of portfolio holdings (“Disclosure Policies”). As a general rule, no information concerning the portfolio holdings of the Fund may be disclosed to any unaffiliated third party, except as provided in the Disclosure Policies.

      The Fund, or its duly authorized service providers, may publicly disclose all holdings of all portfolios in accordance with regulatory requirements, such as periodic portfolio disclosure in filings with the SEC.

      The Fund, or its duly authorized service providers, may disclose portfolio holdings at other times to analysts or ratings agencies. The disclosure of portfolio holdings in this context is conditioned on the recipient agreeing to treat such portfolio holdings as confidential (provided that analysts and rating agencies may publish portfolio positions upon the consent of the Fund), and to not allow the portfolio holdings to be used by it or its employees in connection with the purchase or sale of shares of the relevant portfolios. In addition, portfolio holdings are provided or otherwise available to third-party service providers of the Fund, including the Fund’s custodian, pricing services, and administrators as necessary for the provision of services to the Fund. No compensation is received by the Fund or Pacific Life in connection with the disclosure of portfolio holdings information.

      Notwithstanding anything in the Disclosure Policies to the contrary, the Fund’s Board of Trustees and its Chief Compliance Officer may, on a case-by-case basis, authorize disclosure of the Fund’s portfolio securities, or may impose additional restrictions on the dissemination of portfolio information beyond those found in the Disclosure Policies.

      The Fund’s Chief Compliance Officer receives reports of any violations to the Disclosure Policies.

Under PERFORMANCE INFORMATION, the chart which shows the average annual total return results for the one-, five-, ten-year and since inception periods ending December 31, 2003 for each applicable Portfolio is replaced with the following:

			Average Annual Total Return

	Inception				Since
Portfolio	Date	1 Year	5 Years	10 Years	Inception

Blue Chip	01/02/01	25.36%	N/A	N/A	(8.91%	)
Aggressive Growth	01/02/01	26.66%	N/A	N/A	(7.59%	)
Diversified Research	01/03/00	32.63%	N/A	N/A	1.89%
Short Duration Bond	05/01/03	N/A	N/A	N/A	0.96%	*
I-Net Tollkeeper	05/01/00	43.22%	N/A	N/A	(22.39%	)

			Average Annual Total Return

	Inception					Since
Portfolio	Date	1 Year	5 Years		10 Years	Inception

Financial Services	01/02/01	29.00%	N/A		N/A	0.72%
Health Sciences	01/02/01	27.82%	N/A		N/A	(3.28%	)
Technology	01/02/01	42.58%	N/A		N/A	(23.28%	)
Growth LT	01/04/94	33.98%	0.78%		N/A	12.80%
Focused 30	10/02/00	42.26%	N/A		N/A	(9.66%	)
Mid-Cap Value	01/04/99	29.10%	N/A		N/A	10.47%
International Value (1)	01/04/88	27.71%	(1.34%	)	4.12%	5.60%
Capital Opportunities	01/02/01	27.13%	N/A		N/A	(7.71%	)
International Large-Cap (2)	01/03/00	30.52%	N/A		N/A	(8.88%	)
Equity Index (3)	01/30/91	28.29%	(0.87%	)	10.72%	11.41%
Small-Cap Index (3)	01/04/99	46.53%	N/A		N/A	6.22%
Multi-Strategy (4)	01/04/88	23.28%	2.70%		8.41%	9.33%
Main Street Core (4)	01/04/88	26.96%	(2.63%	)	8.16%	9.46%
Emerging Markets (4)	04/01/96	68.50%	8.05%		N/A	0.32%
Inflation Managed (5)	01/04/88	8.24%	7.40%		7.09%	8.41%
Managed Bond	01/04/88	6.24%	6.71%		7.02%	8.58%
Small-Cap Value	05/01/03	N/A	N/A		N/A	26.93%	*
Money Market	01/04/88	0.79%	3.42%		4.20%	4.74%
High Yield Bond	01/04/88	20.29%	3.22%		5.73%	8.05%
Equity Income	01/02/02	26.24%	N/A		N/A	4.48%
Equity (6)	01/01/84	24.33%	(5.82%	)	5.80%	10.09%
Aggressive Equity (6)	04/01/96	33.14%	(3.66%	)	N/A	0.65%
Large-Cap Value	01/04/99	31.24%	N/A		N/A	4.60%
Comstock (7)	10/02/00	31.38%	N/A		N/A	(3.13%	)
Real Estate	01/04/99	37.52%	N/A		N/A	14.60%
Mid-Cap Growth (7)	01/02/01	30.39%	N/A		N/A	(17.55%	)

*	Total return not annualized for periods less than one full year

(1)	Lazard began managing the International Value Portfolio effective 1/1/01. Effective dates of prior manager changes are: 1/1/94 and 6/1/97.

(2)	MFS began managing the International Large-Cap Portfolio effective 1/1/04.

(3)	Mercury began managing the Equity Index and Small-Cap Index Portfolios effective 1/1/00.

(4)	Oppenheimer began managing the Multi-Strategy, Main Street® Core and Emerging Markets Portfolios effective 1/1/03. Effective dates of prior manager changes are, for the Emerging Markets Portfolio: 1/1/00; for the Main Street® Core Portfolio: 1/1/94 at which time some investment polices changed; and for the Multi-Strategy Portfolio: 1/1/94, at which time the investment objective and some investment policies also changed.

(5)	Effective 5/1/01, the Inflation Managed Portfolio changed its investment focus.

(6)	Putnam began managing the Equity and Aggressive Equity Portfolios effective 12/1/01. Effective dates of prior manager changes for both Portfolios was 5/1/98, at which time some investment policies changed. The performance of the Equity Portfolio prior to 1995 is based on the performance results of the predecessor series of Pacific Corinthian Variable Fund, the assets of which were acquired by the Fund on 12/31/94.

(7)	Van Kampen began managing the Comstock Portfolio and Mid-Cap Growth Portfolio effective 5/1/03.

      For the 30-day period ending December 31, 2003, the yield of the Portfolios that had commenced operations on or before that date was as follows: 0.23% for the Blue Chip Portfolio, (0.77%) for the Aggressive Growth Portfolio, 4.36% for the Diversified Research Portfolio, 2.47% for the Short Duration Bond Portfolio, (1.04%) for the I-Net Tollkeeper Portfolio, 0.77% for the Financial Services Portfolio, (0.37%) for the Health Sciences Portfolio, (1.20%) for the Technology Portfolio, (0.15%) for the Growth LT Portfolio, (0.41%) for the Focused 30 Portfolio, 0.48% for the Mid-Cap Value Portfolio, 1.59% for the International Value Portfolio, 0.43% for the Capital Opportunities Portfolio, 0.73% for the International Large-Cap Portfolio, 1.38% for the Equity Index Portfolio, 0.48% for the Small-Cap Index Portfolio, 1.14% for the Multi-Strategy Portfolio, 0.83% for the Main Street Core Portfolio, 0.58% for the Emerging Markets Portfolio, 0.76% for the Inflation Managed Portfolio, 2.68% for the Managed Bond Portfolio, 1.56% for the Small-Cap Value Portfolio, 0.62% for the Money Market Portfolio, 6.32% for the High Yield Bond Portfolio, 1.23% for the Equity Income Portfolio, 0.29% for the Equity Portfolio, 0.02% for the Aggressive Equity Portfolio, 1.11% for the Large-Cap Value Portfolio, 1.16% for the Comstock Portfolio, 3.36% for the Real Estate Portfolio, and (0.64%) for the Mid-Cap Growth Portfolio.

Form No.	15-26363-00 FSAI1004 85-26364-00